Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

16                   Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30

(1)   The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter(1)	Fourth Quarter(1)	Year(1)
2010:
Net revenues	$23,593	$23,885	$23,711	$24,589	$95,778
Gross profit	4,738	5,012	5,015	5,454	20,219
Operating profit	1,404	1,494	1,478	1,761	6,137
Income from continuing operations	768	819	815	1,020	3,422
Income (loss) from discontinued operations, net of tax	2	2	(7)	5	2
Net income	770	821	808	1,025	3,424
Net loss attributable to noncontrolling interest	1	—	1	1	3
Net income attributable to CVS Caremark	$771	$821	$809	$1,026	$3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.56	$0.60	$0.60	$0.75	$2.51
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.56	$0.61	$0.59	$0.75	$2.51
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.55	$0.60	$0.60	$0.74	$2.49
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.55	$0.60	$0.59	$0.75	$2.49
Dividends per common share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Stock price: (New York Stock Exchange)
High	$37.32	$37.82	$32.09	$35.46	$37.82
Low	$30.36	$29.22	$26.84	$29.45	$26.84

(1)         The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

Five-Year Financial Summary

In millions, except per share amounts	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)(2)
Statement of operations data:
Net revenues	$107,100	$95,778	$98,215	$87,005	$76,078
Gross profit	20,561	20,219	20,358	18,272	16,098
Operating expenses	14,231	14,082	13,933	12,237	11,309

Operating profit	6,330	6,137	6,425	6,035	4,789
Interest expense, net	584	536	525	509	435
Income tax provision(3)	2,258	2,179	2,200	2,189	1,720

Income from continuing operations	3,488	3,422	3,700	3,337	2,634
Income (loss) from discontinued operations, net of tax benefit(4)	(31)	2	(4)	(125)	3

Net income	3,457	3,424	3,696	3,212	2,637
Net loss attributable to noncontrolling interest(5)	4	3	—	—	—
Preference dividends, net of income tax benefit	—	—	—	(14)	(14)

Net income attributable to CVS Caremark	$3,461	$3,427	$3,696	$3,198	$2,623

Per common share data:
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58	$2.32	$1.97
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58	$2.23	$1.97

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55	$2.27	$1.92
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55	$2.18	$1.92

Cash dividends per common share	$0.50000	$0.35000	$0.30500	$0.25800	$0.22875
Balance sheet and other data:
Total assets	$64,543	$62,169	$61,641	$60,960	$54,722
Long-term debt	$9,208	$8,652	$8,756	$8,057	$8,350
Total shareholders’ equity	$38,051	$37,700	$35,768	$34,574	$31,322
Number of stores (at end of year)	7,388	7,248	7,095	6,997	6,301

(1)         On December 23, 2008, our Board of Directors approved a change in our fiscal year-end from the Saturday nearest December 31 of each year to December 31 of each year to better reflect our position in the health care, rather than the retail, industry. The fiscal year change was effective beginning with the fourth quarter of fiscal 2008. As you review our operating performance, please consider that 2011, 2010 and 2009 include 365 days; fiscal 2008 includes 368 days, and fiscal 2007 includes 364 days.

(2)         Effective March 22, 2007, Caremark Rx, Inc. was merged into a newly formed subsidiary of CVS Corporation, with Caremark Rx, L.L.C., continuing as the surviving entity (the “Caremark Merger”). Following the Caremark Merger, the name of the Company was changed to “CVS Caremark Corporation.” By virtue of the Caremark Merger, each issued and outstanding share of Caremark common stock, par value $0.001 per share, was converted into the right to receive 1.67 shares of CVS Caremark’s common stock, par value $0.01 per share. Cash was paid in lieu of fractional shares.

(3)         Income tax provision includes the effect of the following: (i) in 2010, the recognition of $47 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities and (ii) in 2009, the recognition of $167 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities.

(4)         As discussed in Note 3 to the consolidated financial statements, the results of the Theracom business are presented as discontinued operations and have been excluded from continuing operations for all periods presented.

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Linens ‘n Things which filed for bankruptcy in 2008. The Company’s income (loss) from discontinued operations includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its Linens ‘n Things lease guarantees.

Below is a summary of the results of discontinued operations:

	Fiscal Year
In millions	2011	2010	2009	2008	2007
Income from operations of TheraCom	$18	$28	$13	$11	$5
Gain on disposal of TheraCom	53	—	—	—	—
Loss on disposal of Linens ‘n Things	(7)	(24)	(19)	(214)	—
Income tax benefit (provision)	(95)	(2)	2	78	(2)

Income (loss) from discontinued operations, net of tax	$(31)	$2	$(4)	$(125)	$3

(5)         Represents the minority shareholders’ portion of the net loss from our majority owned subsidiary, Generation Health, Inc., acquired in the fourth quarter of 2009.